Investments in Associates and Joint Ventures - Reconciliation from Equity of Associate to Investment of Company (Detail) € in Millions		4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2010	Dec. 31, 2017 MXN ($)	Aug. 31, 2017	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of associates and joint ventures [line items]
Goodwill		$ 0		$ 0
Heineken investment		1,039,000,000		1,039,000,000
Heineken [member]
Disclosure of associates and joint ventures [line items]
Equity attributable to equity holders of Heineken		$ 314,018,000,000		$ 314,018,000,000	$ 288,090,000,000		€ 13,321	€ 13,238
Economic ownership percentage	20.00%	14.80%	20.00%	14.76%	20.00%	20.00%
Investments exclusive of goodwill and others adjustments		$ 46,349,000,000		$ 46,349,000,000	$ 57,618,000,000		1,966	2,648
Effects of fair value determined by Purchase Price Allocation		16,610,000,000		16,610,000,000	21,495,000,000		705	988
Goodwill		20,761,000,000		20,761,000,000	26,116,000,000		881	1,200
Heineken investment		$ 83,720,000,000		$ 83,720,000,000	$ 105,229,000,000		€ 3,552	€ 4,836